Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Schedule of Segment Information

The following table presents the segment information for the six months ended June 30, 2025 and 2024, respectively:

	For the Six Months Ended June 30, 2025
	China	United States and others	Total
	(Unaudited)	(Unaudited)	(Unaudited)
Revenue	$7,784,323	$903,885	$8,688,208
Less:
Cost of revenue	4,058,570	764,286	4,822,856
Selling expenses	2,452,200	364,928	2,817,128
General and administrative expenses	607,647	1,631,122	2,238,769
Income (loss) from operations	665,906	(1,856,451)	(1,190,545)
Other income (expense)
Interest expense, net	(74,598)	(3,745)	(78,343)
Other (expense) income, net	(110,713)	34,226	(76,487)
Interest income from long term debt investment	-	359,014	359,014
Profit (loss) before income tax expense	480,595	(1,466,956)	(986,361)
Income tax expense	(62,432)	-	(62,432)
Net income (loss)	$418,163	$(1,466,956)	$(1,048,793)
Depreciation	$281,051	$111,925	$392,976
Capital expenditures	$1,260,320	$4,341	$1,264,661
	For the Six Months Ended June 30, 2024
	China	United States and others	Total
	(Unaudited)	(Unaudited)	(Unaudited)
Revenue	$6,501,871	$1,040,811	$7,542,682
Less:
Cost of revenue	3,439,202	976,205	4,415,407
Selling expenses	1,899,678	331,227	2,230,905
General and administrative expenses	432,711	1,023,788	1,456,499
Income (loss) from operations	730,280	(1,290,409)	(560,129)
Other income (expense)
Interest (expense) income, net	(68,319)	43,041	(25,278)
Other (expense) income, net	(16,978)	331,648	314,670
Interest income from long term debt investment	-	359,014	359,014
Profit (loss) before income tax expense	644,983	(556,706)	88,277
Income tax expense	(64,865)	-	(64,865)
Net income (loss)	$580,118	$(556,706)	$23,412
Depreciation	$237,245	$208,542	$445,787
Capital expenditures	$29,081	$5,187	$34,268

Schedule of Total Assets and Liabilities
	June 30, 2025	December 31, 2024
Total assets:
China	$33,368,274	$22,487,303
United States	18,194,232	19,288,531
Total assets	$51,562,506	$41,775,834

Total liabilities:
China	$24,251,768	$17,366,824
United States	2,766,583	5,983,564
Total liabilities	$27,018,351	$23,350,388